Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 129.7
Loans and financing	$ 499.2
Loans and financing	15.58%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 129.7
Loans and financing	$ 102.4
Loans and financing	3.20%
CDI [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 129.7
Cash equivalents and financial investments	100.00%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 129.7
Loans and financing	$ 4.0
Cash equivalents and financial investments	100.00%
Loans and financing	0.80%
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 129.7
Loans and financing	$ 10.4
Cash equivalents and financial investments	100.00%
Loans and financing	10.16%
Loans And Financing [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 499.2
Loans and financing	100.00%
Loans And Financing [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 102.4
Loans and financing	100.00%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 412.7
Loans and financing	82.67%
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 9.5
Loans and financing	9.27%
SIFMA [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 21.1
Loans and financing	4.23%
SIFMA [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 21.1
Loans and financing	20.61%
Euro Interbank Offer Rate [Member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 4.4
Loans and financing	0.88%
Euro Interbank Offer Rate [Member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 4.4
Loans and financing	4.30%
SOFR [Member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 57.0
Loans and financing	11.42%
SOFR [Member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 57.0
Loans and financing	55.66%